UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 29, 2024
Annual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
HIGHLIGHTS
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual funds. However, Treasury yields fell sharply and risk sentiment improved in the final two months of 2023, leading to sharp drops in municipal bond yields.
T. Rowe Price’s tax-free bond funds posted gains. The majority of the funds outperformed their respective Bloomberg benchmarks, while performance versus their Lipper peer group averages was more mixed. The Tax-Exempt Money Fund also generated positive returns but lagged its Lipper benchmark.
We continued to favor bonds from health care issuers, particularly those with strong balance sheets and effective management teams. While we expect hospitals’ financial performance to remain challenged in the year ahead, we are encouraged by fundamental trends within the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
The backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Log in to your account at troweprice.com for more information.
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T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during your fund’s fiscal year, the 12-month period ended February 29, 2024, as the U.S. economy remained healthy despite tighter monetary policy. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks delivered positive results even though there were headwinds from rising longer-term interest rates.
The S&P 500 Index, Nasdaq Composite Index, and Dow Jones Industrial
Average all reached record highs during the period. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Within the S&P 500, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns. Meanwhile, the financials sector bounced back from the failure of three large regional banks in the spring of 2023 and produced solid results in the second half of the period.
The U.S. economy was the strongest among the major markets. Jobs growth remained solid over the 12-month period, helping to fuel consumer spending.
Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first half of 2023, but earnings rebounded in the third and fourth quarters. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation, as measured by the consumer price index, fell from 6.0% to 3.1%
by the end of the period but remained above the Federal Reserve’s long-term
2% goal. In response to the above-target inflation readings, the Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, but then held rates steady over the remainder of the period. At its final meeting of the period, in late January, the central bank removed language from its post-meeting statement that pointed to additional policy tightening, but subsequent communications from Fed Chair
Jerome Powell in February indicated that policymakers are in no hurry to begin cutting rates.
U.S. Treasury yields were volatile during the period as investors adjusted their expectations for the path of monetary policy. After starting the period at 3.92%, the benchmark 10-year Treasury note yield briefly reached 5.00% in October

T. ROWE PRICE Tax-Free Funds

for the first time since late 2007 before falling back to 3.88% by the end of 2023.
However, more hawkish Fed communications in early 2024 pressured Treasury bond prices, driving the 10-year yield back up to 4.25% by period-end.
Municipal bonds outperformed Treasuries during the period, supported by new issuance levels that remained below longer-term averages. The sector continued
to see outflows in 2023 but at a significantly lower level than in 2022. Elsewhere in the fixed income market, high yield corporate bonds produced strong returns, supported by the higher coupons that have become available since the
Fed began hiking rates about two years ago as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Management’s Discussion of Fund Performance

TAX-EXEMPT MONEY FUND
TAX-FREE SHORT-INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Short-Intermediate Fund returned 3.85% over the 12 months ended February 29, 2024. The fund outperformed its Bloomberg benchmark and performed in line with its Lipper peer group average. (Results for
Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results .)
PORTFOLIO DIVERSIFICATION
Tax-Exempt Money Fund
Percent of Net Assets
8/31/23 2/29/24
Health Care 29.9% 28.6%
Education 13.5  14.3
Housing 9.6  14.2
General Obligation-Local 14.7  12.6
Water and Sewer 6.4  5.9
General Obligation-State 5.2  5.9
Electric 4.9  5.5
Transportation 5.0  4.1
Other Assets 10.8  8.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Tax-Free Funds

What factors influenced the
fund’s performance?
Throughout the majority of
the trailing one-year period,
municipal bonds traded
lower against the backdrop
of rising Treasury yields and
outflows from municipal
bond mutual funds. However,
Treasury yields fell sharply
and risk sentiment improved
in the final two months of
2023, leading to sharp drops
in municipal bond yields.
During the rally, lower-rated
investment-grade municipal
bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Allocations at the broad sector level contributed, lifted by an overweight to revenue bonds and underweights to general obligation (GO) and prerefunded bonds. The GOs we owned were largely from lower-rated issuers—including
Puerto Rico, Illinois, and New Jersey—that we viewed as having potential credit upside. Selection among state GO bonds aided relative performance.
In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+ to A-.
Security selection among revenue bonds further added to relative gains, led upward by selection decisions in the dedicated tax, hospital, and airport revenue subsectors. Conversely, selection among prepaid gas revenue bonds hindered relative performance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free Short-
Intermediate Fund –
.
2.63% 3.85%
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 2.45 3.33
Tax-Free Short-
Intermediate Fund–
.
I  Class 2.70 3.81
Bloomberg 1–5 Year Blend
(1–6 Year Maturity) Index 2.64 3.71
Lipper Short-Intermediate
Municipal Debt Funds
Average 2.88 3.89

T. ROWE PRICE Tax-Free Funds

Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—
and the income generated by municipal bond coupon payments. However, positioning across key rates negated some relative gains.
How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations, and our allocation to revenue bonds ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocations to
the AAA rating bucket
increased moderately, while
its allocation to the BBB
rating tier decreased slightly.
However, we maintained
a structural overweight to
the A and BBB quality tiers,
as we continued to believe
that the lower end of the
investment-grade spectrum
provides ample opportunities
to earn additional risk-
adjusted yield over time.
We also maintained an
overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund

T. ROWE PRICE Tax-Free Funds

In terms of interest rate management, the fund’s duration ended the period neutral to the benchmark’s duration, as we anticipate rate cuts by the Fed in
2024. We continued to migrate away from bonds with shorter call provisions as well as into lower coupon structures in an attempt to improve the fund’s ability to benefit from future declines in municipal bond yields. Our structural, out-of-benchmark allocation to bonds maturing in seven to 10 years or more remained in place.
Regarding the fund’s positioning across sectors, health care revenue bonds—
namely, those from hospitals and life care communities—remained a prominent overweight allocation. Our allocation to hospital revenue bonds modestly increased over the period as encouraging trends in fundamentals bolstered our view on the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
Meanwhile, the fund’s allocation to life care community revenue bonds ended the year roughly flat. We maintain sanguine views on the names we hold but are cautious toward the subsector overall due to changing consumer demand and increased competition from for-profit operators. As always, we continue to closely monitor our investments in these facilities, favoring names with strong financial metrics, geographic diversification, and skilled management teams.
Within the fund’s allocation to GOs, we sold a state GO from California as our outlook on the state became less constructive late in the period. Specifically, the state’s projected budget deficit through its fiscal year 2025 outweighs the funds held in its general purpose reserves by a wide margin. This development, coupled with projected deficits beyond this time window and our view that
California has less budget-cutting levers to pull than it has in the past, weighed on our outlook, particularly when considering how the state may fare in future recessionary conditions.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.

T. ROWE PRICE Tax-Free Funds

Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Income Fund
returned 6.16% over the 12
months ended February 29,
2024, and outperformed its
Bloomberg benchmark along
with its Lipper peer group
average. (Results for Advisor
and I Class shares varied
modestly, reflecting their
different fee structures. Past
performance cannot guarantee
future results. )
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free Income Fund –
.
4.97% 6.16%
Tax-Free Income Fund–
.
Advisor  Class 4.79 5.80
Tax-Free Income Fund–
.
I  Class 4.89 6.11
Bloomberg Municipal
Bond Index 4.33 5.42
Lipper General & Insured
Municipal Debt Funds
Average 4.65 5.80

T. ROWE PRICE Tax-Free Funds

What factors influenced the fund’s performance?
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual funds. However, Treasury yields fell sharply and risk sentiment improved in the final two months of 2023, leading to sharp drops in municipal bond yields. During the rally, lower-rated investment-grade municipal bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Security selection among revenue bonds helped relative performance, led upward by selection decisions in the dedicated tax, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue subsectors. Selection among state general obligation (GO) bonds—and, to a lesser extent, local GOs—also aided relative performance. In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+ to A-. Conversely, selection among public power and transportation revenue bonds related to various transportation authorities and marinas hindered relative performance.
Allocation decisions within the revenue-backed sector were constructive in aggregate. Overweights to life care communities, hospitals, and transportation revenue bonds contributed, as did an underweight to the water/sewer revenue subsector. Allocations at the broad sector level further added to relative gains, lifted by an overweight to revenue bonds and an underweight to GO bonds. However, an underweight to housing revenue bonds negated some relative gains.
Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—and the income generated by municipal bond coupon payments. Positioning across key rates hampered relative performance. Specifically, modest overweights to longer-maturity bonds detracted as the long end was the only portion of the municipal yield curve to end the period slightly higher.

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations, and our allocation to revenue bonds ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocations to the
AAA and AA rating buckets
increased modestly, while
its allocation to the A rating
tier decreased slightly. That
said, the BBB and A quality
tiers continued to represent
strategic overweights for the
fund, as we continued to
believe that these segments
offer ample opportunities to
earn additional risk-adjusted
yield over time.
In terms of interest rate
management, the fund’s
duration ended the period above the benchmark’s duration, as we anticipate rate cuts by the Fed in 2024. The fund’s allocation to municipal bonds maturing in 20 years or more increased over the period as valuations screened attractively in the long end of the curve.
Regarding the fund’s positioning across sectors, health care revenue bonds—
namely, those from hospitals and life care communities—remained a prominent overweight allocation. However, we modestly reduced our allocation to hospital and life care revenue bonds over the period alongside headwinds from staffing shortages and inflationary pressures on labor and medical supply costs. While we expect hospitals’ financial performance to remain challenged in the year
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund

T. ROWE PRICE Tax-Free Funds

ahead, we are encouraged by fundamental trends within the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
The fund’s allocation to housing revenue bonds increased over the period, largely due to our investments in planned amortization class (PAC) bonds.
While PAC bonds have long-stated maturities—typically around 30 years—
their effective maturities are generally around five years since they pay down according to a defined schedule of principal payments, which is guaranteed within a specified range of prepayment speeds. PAC bonds offer a credit spread and yield pickup relative to other highly rated bonds in the front end of the curve and, therefore, have provided attractive investment opportunities, in our view. (Municipal bond credit spreads are a measure of the additional yield offered by bonds that have additional credit risk relative to comparable AAA rated municipal bonds.)
Conversely, the fund’s allocation to the airport revenue subsector ended the period lower. In our view, the airport revenue subsector has continued to show resilience as enplanements fully recovered from the pandemic-induced drawdown. However, airports no longer screened attractively relative to other A rated sectors.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.

T. ROWE PRICE Tax-Free Funds

Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free High Yield Fund returned 7.05% for the 12 months ended
February 29, 2024, outperforming its Bloomberg benchmark and its Lipper peer group average. (Results for Advisor and I Class shares varied modestly, reflecting their different
fee structures. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
Throughout the majority of
the trailing one-year period,
municipal bonds traded
lower against the backdrop
of rising Treasury yields and
outflows from municipal
bond mutual funds. However,
Treasury yields fell sharply
and risk sentiment improved
in the final two months of 2023, leading to sharp drops in municipal bond yields. During the rally, lower-rated investment-grade municipal bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free High Yield Fund –
.
5.67% 7.05%
Tax-Free High Yield Fund–
.
Advisor  Class 5.36 6.65
Tax-Free High Yield Fund–
.
I  Class 5.64 7.07
Bloomberg 65% High-
Grade/35% High-Yield
Index 4.86 6.42
Lipper High Yield
Municipal Debt Funds
Average 5.55 6.74

T. ROWE PRICE Tax-Free Funds

the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Security selection among state and local general obligation (GO) bonds helped relative performance. In particular, bonds from the Commonwealth of Puerto
Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+
to A-. Selection among revenue bonds further added to relative gains, led upward by selection decisions in the dedicated tax, ground transportation, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue (IDR/PCR) subsectors.
Selection within the public power revenue subsector negated some relative gains, dragged down by holdings of bonds issued by Puerto Rico Electric
Power Authority (PREPA). The bonds depreciated substantially near the end of
June 2023 after the bankruptcy judge ruled that bondholder claims were limited to around 30% of outstanding defaulted PREPA revenue bond principal value, which was well below market expectations. The situation is still evolving, and we continue to evaluate and monitor any PREPA-related developments closely.
Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—and the income generated by municipal bond coupon payments. Positioning across key rates hampered relative performance. Specifically, modest overweights to longer-maturity bonds detracted as the long end was the only portion of the municipal yield curve to end the period slightly higher.
Allocations at the broad sector level were constructive in aggregate, aided by an overweight to revenue bonds and an underweight to GO bonds.
Allocation decisions within the revenue-backed sector further added to relative gains. Underweights to housing, water/sewer, higher education, and public power revenue bonds contributed, while an underweight to dedicated tax and an overweight to life care community revenue bonds hindered relative performance.

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period,
we utilized our fundamental,
bottom-up research process
to add to high-conviction
names at what we viewed as
attractive valuations, and our
allocation to revenue bonds
ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocation to the
BB rating bucket increased
modestly, while its allocations
to the A and B rating tiers
decreased slightly. The BBB
and BB rating categories
remained key overweight exposures for the fund, as we continued to believe that these lower-quality segments present ample opportunities to uncover additional risk-adjusted yield through diligent, bottom-up credit analysis.
We also maintained an overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
In terms of interest rate management, the fund’s duration ended the period above the benchmark’s duration, as we anticipate rate cuts by the Fed in 2024.
The fund’s allocation to bonds maturing in 20 years or more remained a significant overweight relative to the benchmark.
Regarding the fund’s positioning across sectors, we continued to overweight the IDR/PCR subsector, and our allocation to the sector ended the period slightly higher. In addition to offering above-average yields, we believe this area of the market provides diversification benefits for municipal investors due to its corporate-backed nature. When approaching potential investments in this
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

subsector, we frequently exchange research insights with T. Rowe Price’s taxable fixed income and equity analysts in an effort to deepen our understanding of the bonds’ underlying guarantors while aiming to avoid the most speculative projects in the space. Among corporate-backed market segments, we continued
to favor prepaid gas revenue bonds.
The fund continued to have a modest allocation to tobacco-securitized bonds. However, we remain cautious on the sector over the long run based on our view that many of these issuers face fundamental credit challenges and substantial regulatory headwinds. Among tobacco-securitized credits, we maintain a strong preference for comparatively higher-quality deal structures that, in our assessment, are fundamentally sound in nature.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Intermediate Tax-Free High Yield Fund returned 5.39% for the 12 months ended February 29, 2024. The fund performed in line with its Bloomberg benchmark but underperformed the average return of its Lipper peer group, which encompasses funds with much longer maturity and duration constraints.
(Results for I Class shares varied, reflecting their different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual
funds. However, Treasury
yields fell sharply and risk
sentiment improved in the
final two months of 2023,
leading to sharp drops in
municipal bond yields.
During the rally, lower-
rated investment-grade
municipal bonds outpaced
higher qualities, and high
yield municipal bonds
outperformed investment-
grade municipal bonds.
While rising Treasury yields
weighed on the asset class
through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Intermediate Tax-Free High
Yield Fund –
.
3.99% 5.39%
Intermediate Tax-Free High
Yield Fund–
.
I  Class 4.01 5.55
Bloomberg 65% High-
Grade/35% High-Yield
Intermediate Competitive
(1–17 Year Maturity) Index 3.96 5.40
Lipper High Yield
Municipal Debt Funds
Average 5.55 6.74

T. ROWE PRICE Tax-Free Funds

Selection among revenue bonds helped relative performance, led upward by selection decisions in the dedicated tax, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue (IDR/PCR)
subsectors. Selection among state and local general obligation (GO) bonds further added to relative gains. In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus.
Selection within the public power revenue subsector negated some relative gains, dragged down by holdings of bonds issued by Puerto Rico Electric
Power Authority (PREPA). The bonds depreciated substantially near the end of
June 2023 after the bankruptcy judge ruled that bondholder claims were limited to around 30% of outstanding defaulted PREPA revenue bond principal value, which was well below market expectations. The situation is still evolving, and we continue to evaluate and monitor any PREPA-related developments closely.
Allocations within the revenue-backed sector hindered relative performance, dragged lower by overweights to hospital and IDR/PCR bonds and an underweight to the dedicated tax revenue subsector. Conversely, overweights to student housing and life care community revenue bonds and underweights to the higher education and public power revenue subsectors contributed. Allocations at the broad sector level had a neutral impact on relative performance.
Interest rate management detracted modestly in aggregate. The portfolio’s shorter-than-benchmark average-duration profile detracted as municipal bond yields ended the period lower across most of the curve. Positioning across key rates also hampered relative performance, while the income generated by municipal bond coupon payments made up for some relative losses.
How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations.
The fund’s overall credit quality ticked upward from BBB to BBB+ over the year as we decreased its allocation to the B rating tier in favor of BBB and BB bonds, which remain key overweight exposures for the fund. We also continued to overweight the nonrated tier, where we believe that our research strengths can enable us to take advantage of credits that have been mispriced or overlooked by investors.

T. ROWE PRICE Tax-Free Funds

In terms of interest rate management, the fund’s duration declined and ended the period below the benchmark’s duration. This change in duration posture was partly a result of a decrease in the fund’s allocation to bonds maturing in
10 to 20 years and an increase in bonds maturing within three years.
Regarding the fund’s positioning across sectors, we continued to overweight the IDR/PCR subsector, although our allocation to the sector ended the period slightly lower. In addition to offering above-average yields, we believe this area of the market provides
diversification benefits for
municipal investors due
to its corporate-backed
nature. When approaching
potential investments in this
subsector, we frequently
exchange research insights
with T. Rowe Price’s taxable
fixed income and equity
analysts in an effort to
deepen our understanding
of the bonds’ underlying
guarantors while aiming to
avoid the most speculative
projects in the space.
Health care revenue bonds—
namely, those from hospitals
and life care communities—
remained a prominent
overweight allocation.
However, we reduced our
allocation to hospital revenue
bonds and life care revenue bonds over the period alongside headwinds from staffing shortages and inflationary pressures on labor and medical supply costs.
While we expect hospitals’ financial performance to remain challenged in the year ahead, we are encouraged by fundamental trends within the subsector.
In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Tax-Free Funds

RISKS OF INVESTING IN THE TAX-EXEMPT MONEY FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Investments in high yield bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal bond funds may be highly impacted by events tied to the overall municipal securities markets, including unfavorable legislative or political developments and adverse changes in the financial conditions of municipal bond issuers and the economy. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1–5 Year Blend (1–6 Year Maturity) Index,
Bloomberg Municipal Bond Index, Bloomberg 65% High-Grade/35% High-
Yield Index, and Bloomberg 65% High-Grade/35% High-Yield Intermediate
Competitive (1–17 Year Maturity) Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE Tax-Free Funds

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE SHORT-INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE HIGH YIELD FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERMEDIATE TAX-FREE HIGH YIELD FUND
Note: Performance for the I Class shares will vary due to their differing fee structures. See the
Average Annual Compound Total Return table.
*The Lipper data are from 7/31/14.

T. ROWE PRICE Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/29/24 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Tax-Free Short-
Intermediate Fund –
.
3.85% 1.19% 1.13% – –
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 3.33 0.85 0.79 – –
Tax-Free Short-
Intermediate Fund–
.
I  Class 3.81 1.31 – 1.51% 11/29/16
..
Tax-Free Income Fund –
.
6.16 1.96 2.68 – –
Tax-Free Income Fund–
.
Advisor  Class 5.80 1.63 2.33 – –
Tax-Free Income Fund–
.
I  Class 6.11 2.01 – 2.09 7/6/17
..
Tax-Free High Yield
Fund –
.
7.05 2.04 3.40 – –
Tax-Free High Yield
Fund–
.
Advisor  Class 6.65 1.71 3.12 – –
Tax-Free High Yield
Fund–
.
I  Class 7.07 2.14 – 2.82 11/29/16
..
Intermediate Tax-Free
High Yield Fund –
.
5.39 1.82 – 2.59 7/24/14
Intermediate Tax-Free
High Yield Fund–
.
I  Class 5.55 1.87 – 2.19 7/6/17
..
This table shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Tax-Free Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Tax-Free Short-Intermediate Fund 0.52%
Tax-Free Short-Intermediate Fund–Advisor Class 0.77
Tax-Free Short-Intermediate Fund–I Class 0.37
Tax-Free Income Fund 0.59
Tax-Free Income Fund–Advisor Class 0.86
Tax-Free Income Fund–I Class 0.47
Tax-Free High Yield Fund 0.77
Tax-Free High Yield Fund–Advisor Class 1.03
Tax-Free High Yield Fund–I Class 0.63
Intermediate Tax-Free High Yield Fund 1.02
Intermediate Tax-Free High Yield Fund–I Class 0.84
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Tax-Free Funds

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-EXEMPT MONEY FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,015.80 $2.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.82   2.06
I Class
Actual   1,000.00   1,016.60   1.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.67   1.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,026.30 $2.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.28   2.61
Advisor Class
Actual   1,000.00   1,024.50   4.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.54   4.37
I Class
Actual   1,000.00   1,027.00   1.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.02   1.86
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.37%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,049.70 $2.70
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.23   2.66
Advisor Class
Actual   1,000.00   1,047.90   4.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.54   4.37
I Class
Actual   1,000.00   1,048.90   2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.53   2.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,056.70 $3.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.53   3.37
Advisor Class
Actual   1,000.00   1,053.60   5.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.74   5.17
I Class
Actual   1,000.00   1,056.40   2.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.13   2.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.67%,
the
2
Advisor Class was 1.03%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,039.90 $2.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.58   2.31
I Class
Actual   1,000.00   1,040.10   2.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%, and
the
3
I Class was 0.42%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

QUARTER-END RETURNS
Periods Ended 12/31/23
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Tax-Free Short-Intermediate Fund –
.
3.95% 1.39% 1.24% – –
Tax-Free Short-Intermediate Fund–
.
Advisor  Class 3.48 1.05 0.90 – –
Tax-Free Short-Intermediate Fund–
.
I  Class 3.90 1.51 – 1.54% 11/29/16
Tax-Free Income Fund –
.
7.01 2.16 3.03 – –
Tax-Free Income Fund–
.
Advisor  Class 6.66 1.81 2.69 – –
Tax-Free Income Fund–
.
I  Class 7.07 2.23 – 2.16 7/6/17
Tax-Free High Yield Fund –
.
7.02 2.03 3.75 – –
Tax-Free High Yield Fund–
.
Advisor  Class 6.75 1.72 3.48 – –
Tax-Free High Yield Fund–
.
I  Class 7.15 2.14 – 2.70 11/29/16
Intermediate Tax-Free High Yield Fund –
.
5.33 1.93 – 2.55 7/24/14
Intermediate Tax-Free High Yield Fund–
.
I  Class 5.38 1.97 – 2.10 7/6/17
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website
(troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202404-3377836 C03-050 4/24

February 29, 2024
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFSX Tax-Free Short-Intermediate
Fund
PATIX Tax-Free Short-Intermediate
Fund–Advisor  Class
TTSIX Tax-Free Short-Intermediate
Fund–I Class

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 5.38 $ 5.57 $ 5.72 $ 5.70 $ 5.58
Investment activities
Net investment income
(1)(2)
0.11 0.08 0.07 0.08 0.09
Net realized and unrealized gain/
loss 0.09 (0.19) (0.15) 0.02 0.12
Total from investment activities 0.20 (0.11) (0.08) 0.10 0.21
Distributions
Net investment income (0.11) (0.08) (0.07) (0.08) (0.09)
Net realized gain — — —
(3)
— —
Total distributions (0.11) (0.08) (0.07) (0.08) (0.09)
NET ASSET VALUE
End of period $ 5.47 $ 5.38 $ 5.57 $ 5.72 $ 5.70
Ratios/Supplemental Data
Total return
(2)(4)
3.85% (1.92)% (1.45)% 1.82% 3.80%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.52% 0.52% 0.50% 0.51% 0.51%
Net expenses after waivers/
payments by Price Associates 0.52% 0.52% 0.50% 0.51% 0.51%
Net investment income 2.12% 1.53% 1.20% 1.46% 1.60%
Portfolio turnover rate 28.8% 36.9% 23.9% 57.8% 17.4%
Net assets, end of period (in
thousands) $745,724 $864,097 $1,091,168 $1,470,185 $1,409,913
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 5.37 $ 5.56 $ 5.71 $ 5.69 $ 5.57
Investment activities
Net investment income
(1)(2)
0.10 0.07 0.05 0.07 0.07
Net realized and unrealized gain/
loss 0.08 (0.19) (0.15) 0.02 0.12
Total from investment activities 0.18 (0.12) (0.10) 0.09 0.19
Distributions
Net investment income (0.10) (0.07) (0.05) (0.07) (0.07)
Net realized gain — — —
(3)
— —
Total distributions (0.10) (0.07) (0.05) (0.07) (0.07)
NET ASSET VALUE
End of period $ 5.45 $ 5.37 $ 5.56 $ 5.71 $ 5.69
Ratios/Supplemental Data
Total return
(2)(4)
3.33% (2.17)% (1.76)% 1.51% 3.47%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.83% 0.77% 0.80% 0.81% 0.82%
Net expenses after waivers/
payments by Price Associates 0.83% 0.77% 0.80% 0.81% 0.82%
Net investment income 1.78% 1.21% 0.89% 1.20% 1.27%
Portfolio turnover rate 28.8% 36.9% 23.9% 57.8% 17.4%
Net assets, end of period (in
thousands) $1,166 $2,565 $10,937 $2,879 $8,577
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 5.39 $ 5.58 $ 5.72 $ 5.71 $ 5.58
Investment activities
Net investment income
(1)(2)
0.12 0.09 0.07 0.09 0.10
Net realized and unrealized gain/
loss 0.08 (0.19) (0.14) 0.01 0.13
Total from investment activities 0.20 (0.10) (0.07) 0.10 0.23
Distributions
Net investment income (0.12) (0.09) (0.07) (0.09) (0.10)
Net realized gain — — —
(3)
— —
Total distributions (0.12) (0.09) (0.07) (0.09) (0.10)
NET ASSET VALUE
End of period $ 5.47 $ 5.39 $ 5.58 $ 5.72 $ 5.71
Ratios/Supplemental Data
Total return
(2)(4)
3.81% (1.77)% (1.16)% 1.74% 4.09%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.38% 0.37% 0.38% 0.41% 0.41%
Net expenses after waivers/
payments by Price Associates 0.38% 0.37% 0.38% 0.41% 0.41%
Net investment income 2.27% 1.68% 1.31% 1.56% 1.70%
Portfolio turnover rate 28.8% 36.9% 23.9% 57.8% 17.4%
Net assets, end of period (in
thousands) $801,667 $930,459 $970,206 $677,176 $606,294
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 29, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA 2.5%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,225 8,187
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,707
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,227
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  10,000 10,046
39,167
ALASKA 0.4%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  1,375 1,402
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 948
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  1,550 1,651
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  1,930 2,080
6,081
ARIZONA 1.2%
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  4,000 4,305
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (1) 3,150 3,258
Maricopa County IDA, Banner Health Group, Series C, FRN, 100%
of MUNIPSA + 0.57%, 3.87%, 1/1/35 (Tender 10/18/24)  6,480 6,471
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24  (1) 1,000 1,004
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25  (1) 1,250 1,272
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,596
17,906
CALIFORNIA 5.0%
California, GO, 5.00%, 9/1/25  5,775 5,954
California, GO, 5.00%, 9/1/26  11,750 12,403
California, GO, 5.00%, 8/1/27  1,050 1,108
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,500 6,818
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/25  1,600 1,635
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/26  1,000 1,048
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/27  275 294
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.00%, 12/1/50 (Tender 6/1/26)  1,175 1,147

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series D, FRN,
100% of MUNIPSA + 0.35%, 3.65%, 8/1/47 (Tender 3/6/24)  2,025 2,025
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  (2) 2,000 2,018
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  4,015 4,495
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25  1,025 1,033
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,148
California, Refunding, GO, 5.00%, 9/1/25  6,720 6,928
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/25  (3) 4,120 4,228
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26  (1) 2,385 2,465
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29  (1) 4,000 4,342
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/26  1,000 1,057
Los Angeles Dept. of Water & Power, Series E, 5.00%, 7/1/27  750 815
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.466%, 7/1/27  2,645 2,623
Port of Oakland, Series H, 5.00%, 5/1/24  (1)(3) 225 226
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/26  2,700 2,860
Sacramento Municipal Utility Dist., Series J, 5.00%, 8/15/27  830 903
San Francisco City & County Airport Commission, San Francisco
International Airport, Series C, 5.00%, 5/1/28  (1) 9,250 9,872
77,445
COLORADO 5.2%
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,254
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 10,181
Colorado HFA, Adventhealth Obligated, Series 2023A-1, VRDN,
5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,669
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,719
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 603
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 555
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  2,450 2,478
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)  8,855 9,106
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,207
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,220
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/29  (1) 5,660 5,962
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30  (1) 1,000 1,052
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29  (1) 8,000 8,746

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30  (1) 5,000 5,540
Denver City & County Airport System Revenue, Series A, 5.00%,
12/1/29  (1) 4,265 4,572
Denver City & County Airport System Revenue, Series B, 4.00%,
11/15/31  2,970 2,971
Denver City & County Airport System Revenue, Series B, 5.00%,
11/15/29  (1) 2,000 2,181
E-470 Public Highway Auth., Capital Appreciation, Series B, Zero
Coupon, 9/1/29  (4) 2,500 2,102
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,311
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR + 0.35%,
3.908%, 9/1/39 (Tender 9/1/24)  2,750 2,745
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27  (5) 200 213
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28  (5) 200 216
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29  (5) 200 219
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30  (5) 300 334
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31  (5) 275 310
Regional Transportation Dist. Sales Tax Revenue, Series B, 5.00%,
11/1/33  2,000 2,142
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,709
80,317
CONNECTICUT 2.4%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,203
Connecticut, Series D, GO, 5.00%, 9/15/26  1,775 1,873
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,080
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,103
Connecticut, Series E, GO, 5.00%, 9/15/26  1,255 1,324
Connecticut, Series F, GO, 5.00%, 11/15/25  2,390 2,473
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,160
Connecticut Special Tax Revenue, Special Tax Obligation Bonds,
Series A, 5.00%, 5/1/26  5,000 5,228
Connecticut State HEFA, 5.00%, 7/1/24  375 375
Connecticut State HEFA, Series 2015-A, VRDN, 0.375%, 7/1/35
(Tender 7/12/24)  3,475 3,422
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26)  2,500 2,465
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49  3,000 2,988
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,425 2,391
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,346
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,951
36,382
DISTRICT OF COLUMBIA 2.6%
Dist. of Columbia, Series D, GO, 5.00%, 6/1/26  3,500 3,671

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,000 2,107
Dist. of Columbia, Income Tax Revenue, Series A, 5.00%, 3/1/26  5,000 5,210
Dist. of Columbia, Income Tax Revenue, Series C, 5.00%, 12/1/26  5,250 5,575
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24  (1) 1,975 1,989
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/28  (1) 3,000 3,226
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25  (1) 5,000 5,110
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26  (1) 4,705 4,892
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27  (1) 7,000 7,410
Metropolitan Washington Airports Auth., Aviation Revenue,
Series B, 5.00%, 10/1/24  270 273
39,463
FLORIDA 6.9%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,257
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,498
Broward County Airport System, Series A, 5.00%, 10/1/24  (1) 1,250 1,257
Broward County Airport System, Series A, 5.00%, 10/1/25  (1) 2,065 2,105
Broward County Airport System, Series B, 5.00%, 10/1/24  (1) 1,400 1,408
Broward County Airport System, Series B, 5.00%, 10/1/25  (1) 1,500 1,529
Broward County Airport System, Series C, 5.00%, 10/1/25  (1) 1,235 1,259
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,320
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/24  1,100 1,103
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  500 505
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 251
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27  (5) 2,750 2,948
Florida DOT, Turnpike System, Series A, 4.00%, 7/1/30  4,000 4,011
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,866
Florida Lottery Revenue, Series 2019A, 5.00%, 7/1/27  4,745 5,099
Florida, Board of Ed., Capital Outlay, Series 2022B, GO, 5.00%,
6/1/25  3,000 3,074
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/27  10,000 10,749
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/30  6,180 6,617
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/25
(Prerefunded 6/1/24)  (6) 5,610 5,632
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/25  7,425 7,607
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/31  9,065 9,255
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/28  1,000 1,106
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/29  750 846
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,537

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,009
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,009
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/25  (7) 4,870 4,898
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 216
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/29  1,230 1,357
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/30  1,825 2,045
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,345
Orange County School Board, Series C, COP, 5.00%, 8/1/28  1,750 1,914
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,017
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 634
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 626
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  2,510 2,521
106,430
GEORGIA 5.8%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25  (1) 2,635 2,681
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26  (1) 5,095 5,273
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 6,089
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,065
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)  7,775 7,727
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/24  650 651
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 357
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/24  85 85
Cobb County Kennestone Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/28  1,125 1,210
Cobb County Kennestone Hosp. Auth., WellStar Health, Series A,
RAC, 5.00%, 4/1/29  1,110 1,214
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/24  500 501
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/25  400 407
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25  245 248
Georgia, Series C, GO, 4.00%, 7/1/25  5,000 5,069
Georgia Ports Auth., 5.00%, 7/1/26  750 787
Georgia Ports Auth., 5.00%, 7/1/27  1,125 1,209
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/24  4,535 4,542

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/25  4,760 4,794
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 509
Main Street Natural Gas, Series A, 5.00%, 5/15/24  500 501
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,572
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,044
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  14,275 14,321
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53 (Tender
6/1/30)  1,000 1,052
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  6,985 6,998
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  12,310 12,299
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42
(Prerefunded 7/1/25)  (6) 2,000 2,050
89,255
HAWAII 0.2%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,688
2,688
ILLINOIS 5.2%
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/25
(Prerefunded 4/3/24)  (1)(6) 2,470 2,473
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29  (1) 5,000 5,369
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31  (1) 3,000 3,295
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (1) 6,000 6,039
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,043
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,617
Chicago Waterworks, 5.00%, 11/1/24  3,850 3,884
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 464
Illinois, GO, 5.00%, 2/1/25  1,055 1,069
Illinois, GO, 5.00%, 1/1/28  2,010 2,069
Illinois, GO, 5.00%, 2/1/29  4,520 4,750
Illinois, Series A, GO, 5.00%, 10/1/25  705 722
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,237
Illinois, Series A, GO, 5.00%, 3/1/28  2,140 2,288
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,415
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,752
Illinois, Series B, GO, 5.00%, 3/1/26  1,675 1,728
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,359
Illinois, Series C, GO, 5.00%, 11/1/29  3,500 3,723
Illinois, Series D, GO, 5.00%, 7/1/25  4,920 5,021
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,760

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Series B-1, VRDN, 5.00%, 8/15/52 (Tender
8/15/25)  3,000 3,051
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN, 5.00%,
5/15/50 (Tender 11/15/24)  4,925 4,934
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,007
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,281
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/25  (3) 1,140 1,164
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26  (3) 1,320 1,376
80,890
INDIANA 0.1%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 849
849
IOWA 0.5%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  7,785 7,950
7,950
KENTUCKY 1.2%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 615
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 561
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,115
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,406
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,133
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,343
19,173
LOUISIANA 0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC Project,
VRDN, 1.00%, 12/1/51 (Tender 12/1/24)  (1) 2,775 2,704
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,014
Louisiana Offshore Terminal Auth., Loop Project, Series A, VRDN,
4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,640
New Orleans Aviation Board, Series B, 5.00%, 1/1/25  (1) 250 253
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 1,983
7,594
MARYLAND 7.7%
Anne Arundel County, GO, 5.00%, 4/1/27  1,895 2,030
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/25  3,330 3,403

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/27  3,245 3,476
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 1,948
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,043
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 5,720
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,004
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  3,740 3,765
Harford County, GO, 5.00%, 10/1/27  2,500 2,709
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,102
Harford County, Series B, GO, 5.00%, 2/1/29  3,080 3,438
Maryland, GO, 5.00%, 8/1/31  5,000 5,499
Maryland, Series 2017A, GO, 5.00%, 3/15/26  4,155 4,335
Maryland, Series 2020A, GO, 5.00%, 3/15/26  5,000 5,217
Maryland, Series A, GO, 5.00%, 8/1/27  5,000 5,397
Maryland DOT, 4.00%, 11/1/29  1,235 1,239
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,725 2,798
Maryland HHEFA, 5.00%, 7/1/24  400 402
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%, 1/1/25  1,000 1,009
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,280 1,316
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/27  2,500 2,608
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,035
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 677
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,294
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  3,435 3,476
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  12,315 12,906
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24  (3) 795 799
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24)  (6) 1,535 1,544
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26)  (6) 5,000 5,229
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26)  (6) 2,585 2,703
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26)  (6) 4,000 4,183
Maryland Transportation Auth., Passenger Facility Charge
Revenue, Series 2019, 5.00%, 6/1/25  (1) 3,400 3,444
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,596
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/25  7,000 7,201
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  4,810 5,192

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,320 1,390
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,134
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  635 634
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 657
119,552
MASSACHUSETTS 1.1%
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24  (1) 2,000 2,008
Massachusetts State College Building Auth., Series A, 5.00%,
5/1/38 (Prerefunded 5/1/25)  (6) 6,450 6,595
Massachusetts State College Building Auth., Series D, 5.00%,
5/1/39 (Prerefunded 5/1/25)  (6) 7,575 7,745
16,348
MICHIGAN 2.2%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25  (8) 3,615 3,665
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24  (5) 975 979
Great Lakes Water Auth., Water Supply System, Series A, 5.00%,
7/1/25  1,500 1,536
Great Lakes Water Auth., Water Supply System, Series D, 5.00%,
7/1/31  1,000 1,039
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 6,063
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29  (5) 2,500 2,515
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  3,980 4,157
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2, 5.00%,
7/1/27  (5) 2,850 2,866
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4, 5.00%,
7/1/29  1,500 1,507
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24  995 1,006
Michigan, City of Detroit, GO, 5.00%, 4/1/24  900 900
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 867
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 790
Wayne County Airport Auth., Series B, 5.00%, 12/1/24  (1) 2,385 2,403
Wayne County Airport Auth., Series B, 5.00%, 12/1/25  (1) 2,405 2,452
Wayne County Airport Auth., Series F, 5.00%, 12/1/31  (1) 1,330 1,356
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 437
34,538
MINNESOTA 1.2%
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,603
Minnesota, Series D, GO, 5.00%, 8/1/25  5,000 5,143
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 8,095
18,841

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  (1) 1,500 1,517
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  1,050 1,067
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%, 5/1/52
(Tender 5/1/28)  8,000 8,574
Saint Louis Airport, Series B, 5.00%, 7/1/24  (1)(5) 840 843
Saint Louis Airport, Series B, 5.00%, 7/1/25  (1)(5) 375 380
12,381
NEBRASKA 0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,041
2,041
NEVADA 0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27  (1) 3,000 3,153
Clark County School Dist., Series A, GO, 3.00%, 6/15/25  (5) 650 647
Clark County School Dist., Series A, GO, 5.00%, 6/15/26  (5) 500 524
Clark County School Dist., Series B, GO, 5.00%, 6/15/28  (5) 5,000 5,451
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  1,800 1,813
11,588
NEW JERSEY 3.8%
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  (2) 2,000 2,081
New Jersey Economic Dev. Auth., Transit Transportation Project,
Series A, 5.00%, 11/1/29  5,065 5,649
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,407
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,210 2,303
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 861
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/27  1,500 1,598
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,271
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,710
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,486
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/26  2,525 2,662
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,975 2,000
New Jersey Transportation Trust Fund Auth., Transportation
System, Series D, 5.00%, 12/15/24  1,125 1,139
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  590 593

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  (2) 5,150 5,607
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  5,000 5,215
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,505 6,657
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/27  6,750 7,229
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  1,000 1,004
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,208
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,651
58,331
NEW YORK 5.8%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,016
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/24  (5) 3,260 3,278
Dormitory Auth. of the State of New York, Bidding Group, Series C,
5.00%, 3/15/24  (3) 5 5
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/28 (Prerefunded
8/15/27)  (6) 7,350 7,965
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 10,567
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 7,457
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51 (Tender
9/1/26)  1,250 1,178
New York City, Series 1, GO, 5.00%, 8/1/25  5,400 5,544
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,355
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,097
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  1,000 1,002
New York City IDA, Series A, 5.00%, 1/1/25  (5) 2,000 2,027
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28  (5) 1,315 1,416
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,239
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,473
New York State Housing Fin. Agency, Sustainability Bonds, VRDN,
3.80%, 11/1/62 (Tender 5/1/29)  5,000 5,016
New York Transportation Dev., American Airlines, 5.00%,
8/1/26  (1) 1,270 1,270
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27  (1) 7,000 7,194
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25  (1) 2,000 2,014

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26  (1) 5,510 5,714
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27  (1) 7,300 7,690
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30  (1) 2,350 2,495
Triborough Bridge & Tunnel Auth., Series A, BAN, 5.00%, 8/15/24  2,425 2,443
89,455
NORTH CAROLINA 4.1%
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/28  650 714
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/29  800 898
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/30  850 974
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  6,725 7,631
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  2,500 2,723
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 10,429
North Carolina Medical Care Commission, 4.00%, 3/1/24  220 220
North Carolina Medical Care Commission, 4.00%, 3/1/25  265 264
North Carolina Medical Care Commission, 5.00%, 3/1/26  490 493
North Carolina Medical Care Commission, 5.00%, 3/1/27  290 292
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,110 11,450
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25  250 248
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  180 181
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  125 126
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/28 (Prerefunded 6/1/25)  (6) 1,575 1,612
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,128
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/25  750 772
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/26  950 1,003
Raleigh City, Combined Enterprise System Revenue, Series 2023,
5.00%, 9/1/27  630 681
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27  (1) 1,400 1,472
Wake County, 5.00%, 3/1/27  2,355 2,513
Wake County, Series 2021, GO, 5.00%, 4/1/29  5,000 5,604

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wake County, Series C, GO, 5.00%, 3/1/25  12,000 12,239
63,667
OHIO 1.2%
Columbus, Series 2, GO, 5.00%, 8/15/26  945 995
Columbus, Series A, GO, 5.00%, 8/15/27  1,000 1,080
Columbus, Series B, GO, 5.00%, 8/15/27  1,640 1,771
Columbus, Series B, GO, 5.00%, 8/15/28  2,390 2,635
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 201
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 152
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN, 2.75%,
1/1/52 (Tender 5/1/28)  1,500 1,473
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/26  7,000 7,334
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/27  3,000 3,220
18,861
OKLAHOMA 0.2%
Oklahoma Turnpike Auth., Series D, 5.00%, 1/1/27  3,310 3,511
3,511
OREGON 1.1%
Oregon, Series A, GO, 5.00%, 5/1/25  1,500 1,534
Oregon, Series A, GO, 5.00%, 5/1/26  1,625 1,700
Oregon, Series A, GO, 5.00%, 5/1/27  2,000 2,143
Oregon, Series D, GO, 5.00%, 6/1/26  1,215 1,273
Oregon, Series D, GO, 5.00%, 6/1/27  2,650 2,845
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29  (1) 6,455 6,998
16,493
PENNSYLVANIA 2.5%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29  (1)(5) 1,400 1,504
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/24  200 200
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 505
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 564
Bucks County IDA, 5.00%, 7/1/25  350 347
Bucks County IDA, 5.00%, 7/1/26  450 391
Bucks County IDA, 5.00%, 7/1/27  475 413
Butler County Hosp. Auth., 5.00%, 7/1/24  2,300 2,297
Butler County Hosp. Auth., 5.00%, 7/1/25  705 703
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,706
Northampton County General Purpose Auth., Saint Luke's Health
Univ., FRN, 70% of 1M USD LIBOR + 1.04%, 4.85%, 8/15/48
(Tender 8/15/24)  4,900 4,900

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania, GO, 5.00%, 9/15/25  (5) 715 737
Pennsylvania, GO, 5.00%, 2/1/26  4,575 4,753
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,212
Philadelphia Airport, Series A, 5.00%, 7/1/27  2,000 2,138
Philadelphia Airport, Series C, 5.00%, 7/1/25  (1) 8,065 8,201
Philadelphia Airport, Series C, 5.00%, 7/1/26  (1) 1,080 1,112
Philadelphia Airport, Series C, 5.00%, 7/1/27  (1) 1,135 1,187
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 3.50%, 6/1/35  100 100
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  2,290 2,340
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33  (5) 2,500 2,605
37,915
PUERTO RICO 5.7%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29  (9) 6,800 7,037
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (9) 5,000 5,189
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24  (9) 2,075 2,081
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28  (9) 1,250 1,291
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 20,513
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,717
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  5,581 6,221
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/27  450 468
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/29  850 906
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,909
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,525
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,317
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 4,563
88,737
RHODE ISLAND 0.1%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  1,290 1,290
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  415 416

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  450 452
2,158
SOUTH CAROLINA 1.6%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,585 1,712
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  10,010 10,229
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,203
South Carolina Ports Auth., 5.00%, 7/1/24  (1) 850 853
South Carolina Ports Auth., 5.00%, 7/1/25  (1) 1,190 1,208
South Carolina Ports Auth., 5.25%, 7/1/55 (Prerefunded
7/1/25)  (1)(6) 3,240 3,329
South Carolina Public Service Auth., Series A, 5.00%, 12/1/28  4,700 4,786
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,842
25,162
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,034
1,034
TENNESSEE 1.0%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,671
Metropolitan Gov't. of Nashville & Davidson County Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,510
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27  (1) 690 725
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28  (1) 1,000 1,068
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  5,000 5,030
16,004
TEXAS 8.2%
Austin Airport System, 5.00%, 11/15/27  (1) 1,780 1,790
Austin Airport System, Series A, 5.00%, 11/15/26  545 575
Austin Airport System, Series B, 5.00%, 11/15/29  (1) 1,200 1,242
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,517
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,785
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,198
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,210
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,672
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,749
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/40
(Prerefunded 7/1/25)  (6) 4,490 4,601
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/45
(Prerefunded 7/1/25)  (6) 1,475 1,512

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  15,280 15,720
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/24  3,120 3,124
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,101
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,016
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,018
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,665 12,154
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  1,880 1,899
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,563
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,199
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)  4,000 4,029
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,305 2,442
Houston Airport System, Series A, 5.00%, 7/1/25  (1) 1,250 1,270
Houston Airport System, Series A, 5.00%, 7/1/26  (1) 1,250 1,294
Houston Airport System Revenue, Series A, 5.00%, 7/1/29  (1) 2,130 2,310
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25  (3)(5) 6,000 5,669
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28  (1) 855 855
Lower Colorado River Auth., 5.00%, 5/15/24  120 120
Lower Colorado River Auth., Series A, 5.00%, 5/15/27  (5) 2,000 2,139
Lower Colorado River Auth., Series A, 5.00%, 5/15/28  (5) 1,500 1,636
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/24  280 281
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/25  1,010 1,031
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  460 466
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,143
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,862
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,061
Port Beaumont Navigation Dist., 1.875%, 1/1/26  (1)(9) 500 473
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  3,200 3,301
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  9,725 10,098
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  2,500 2,552
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,435
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,398
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/34  6,150 6,552

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Water Financial Assistance, Economically Distressed Areas
Program, Series C, GO, 5.00%, 8/1/28  3,345 3,677
126,739
UTAH 1.7%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,100
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,151
Intermountain Power Agency, Series A, 5.00%, 7/1/28  3,750 4,124
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27  (1) 2,030 2,135
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26  (1) 3,960 4,091
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27  (1) 5,080 5,341
Salt Lake City Airport, Series A, 5.00%, 7/1/26  (1) 1,155 1,193
Salt Lake City Airport, Series A, 5.00%, 7/1/29  (1) 2,000 2,163
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/26  1,450 1,529
Univ. of Utah, Green Bond, Series B, 5.00%, 8/1/27  1,000 1,077
Vineyard Redev. Agency, 5.00%, 5/1/27  (5) 615 653
26,557
VIRGINIA 5.4%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,383
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 949
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,266
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  2,500 2,676
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,853
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,549
Fairfax County Redev. & Housing Auth., Dominion Square North
Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,179
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,756
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 226
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26)  (6) 4,335 4,550
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26  (3) 4,850 5,069
Loudoun County, Series B, GO, 5.00%, 12/1/26  3,215 3,412
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27)  2,000 2,007
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,198
Virginia College Building Auth., Series A, 5.00%, 2/1/26  7,015 7,303
Virginia College Building Auth., Series A, 5.00%, 2/1/27  5,000 5,338
Virginia College Building Auth., Series A, 5.00%, 2/1/28  3,020 3,298
Virginia Public Building Auth., Series A-1, 5.00%, 8/1/27  3,000 3,232
Virginia Public Building Auth., Series B, 5.00%, 8/1/25  1,325 1,363
Virginia Public School Auth., Series A, 5.00%, 8/1/25  4,625 4,756
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,099

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Senior Lien, 4.00%, 1/1/30  (1) 3,250 3,293
83,755
WASHINGTON 3.3%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/35 (Prerefunded 11/1/25)  (6) 13,250 13,685
Central Puget Sound Regional Transit Auth., Green Bond,
Series S-1, 4.00%, 11/1/33 (Prerefunded 11/1/25)  (6) 2,000 2,034
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,373
Energy Northwest, Series A, 5.00%, 7/1/28  2,900 3,187
King County, Series A, GO, 5.00%, 12/1/25  3,605 3,737
Port of Seattle, Series C, 5.00%, 8/1/28  (1) 3,000 3,208
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,245
Washington, Series C, GO, 5.00%, 2/1/28  5,000 5,449
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,297
Washington, Series R, GO, 4.00%, 7/1/26  5,000 5,137
51,352
WISCONSIN 0.5%
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  2,500 2,754
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-4, VRDN, 5.00%, 8/15/54 (Tender 1/29/25)  5,400 5,464
8,218
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 5.39%  (10)(11) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.8% of Net Assets
(Cost $1,549,019) $ 1,544,829
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) When-issued security
(3) Escrowed to maturity
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Assured Guaranty Municipal Corporation
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Build America Mutual Assurance Company
(8) Insured by Financial Guaranty Insurance Company

T. ROWE PRICE Tax-Free Short-Intermediate Fund

.
.
.
.
.
.
.
.
.
.
(9) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$16,071 and represents 1.0% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 1  ¤   ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,549,019) $ 1,544,829
Interest receivable 16,904
Receivable for shares sold 893
Cash 181
Other assets 50
Total assets 1,562,857
Liabilities
Payable for investment securities purchased 11,603
Payable for shares redeemed 1,491
Investment management fees payable 413
Due to affiliates 43
Payable to directors 1
Other liabilities 749
Total liabilities 14,300
NET ASSETS $ 1,548,557

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (46,752)
Paid-in capital applicable to 283,240,275 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,595,309
NET ASSETS $ 1,548,557
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $745,724; Shares outstanding: 136,436,592) $ 5.47
Advisor Class
(Net assets: $1,166; Shares outstanding: 213,909) $ 5.45
I Class
(Net assets: $801,667; Shares outstanding: 146,589,774) $ 5.47

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/29/24
Investment Income (Loss)
Interest income $ 43,703
Expenses
Investment management 5,562
Shareholder servicing
Investor Class $ 1,195
Advisor Class 5
I Class 85 1,285
Rule 12b-1 fees
Advisor Class 6
Prospectus and shareholder reports
Investor Class 66
I Class 23 89
Custody and accounting 208
Registration 128
Legal and audit 38
Proxy and annual meeting 37
Directors 6
Miscellaneous 27
Total expenses 7,386
Net investment income 36,317
Realized and Unrealized Gain / Loss –
Net realized loss on securities (16,616)
Change in net unrealized gain / loss on securities 41,015
Net realized and unrealized gain / loss 24,399
INCREASE IN NET ASSETS FROM OPERATIONS
$ 60,716

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 36,317 $ 30,970
Net realized loss (16,616) (20,859)
Change in net unrealized gain / loss 41,015 (49,193)
Increase (decrease) in net assets from operations 60,716 (39,082)
Distributions to shareholders
Net earnings
Investor Class (16,936) (14,166)
Advisor Class (39) (49)
I Class (19,215) (16,702)
Decrease in net assets from distributions (36,190) (30,917)
Capital share transactions
*
Shares sold
Investor Class 127,074 398,040
Advisor Class 593 4,823
I Class 148,014 478,839
Distributions reinvested
Investor Class 14,729 12,688
Advisor Class 39 49
I Class 14,366 12,513
Shares redeemed
Investor Class (272,099) (604,161)
Advisor Class (2,037) (13,039)
I Class (303,769) (494,943)
Decrease in net assets from capital share
transactions (273,090) (205,191)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Net Assets
Decrease during period (248,564) (275,190)
Beginning of period 1,797,121 2,072,311
End of period $ 1,548,557 $ 1,797,121
*Share information (000s)
Shares sold
Investor Class 23,516 73,679
Advisor Class 110 890
I Class 27,367 87,990
Distributions reinvested
Investor Class 2,721 2,347
Advisor Class 7 9
I Class 2,653 2,313
Shares redeemed
Investor Class (50,341) (111,304)
Advisor Class (381) (2,389)
I Class (56,191) (91,547)
Decrease in shares outstanding (50,539) (38,012)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Short-Intermediate Fund (Investor Class),
the Tax-Free Short-Intermediate Fund–Advisor Class (Advisor Class) and the Tax-Free
Short-Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend

T. ROWE PRICE Tax-Free Short-Intermediate Fund

date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $471,861,000 and $689,480,000, respectively, for the year ended February 29, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,544,828 $ — $ 1,544,828
Short-Term Investments 1 — — 1
Total $ 1 $ 1,544,828 $ — $ 1,544,829

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 29, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
February 29,
2024
February 28,
2023
Tax-exempt income $ 36,190 $ 30,917
($000s)
Cost of investments $ 1,548,794
Unrealized appreciation $ 10,596
Unrealized depreciation (14,561)
Net unrealized appreciation (depreciation) $ (3,965)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

At February 29, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 29, 2024, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective
June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Prior to June 1,
2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,
($000s)
Undistributed tax-exempt income $ 114
Net unrealized appreciation (depreciation) (3,965)
Loss carryforwards and deferrals (42,901)
Total distributable earnings (loss) $ (46,752)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 29, 2024, expenses incurred pursuant to these service agreements were
$113,000 for Price Associates and $237,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.69% 0.94% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Tax-Free Short-Intermediate Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of February 29, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,020,436 shares of the Investor Class, representing less than 1% of the
Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 29,
2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
February 29, 2024.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Free Short-
Intermediate Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the
"Fund") as of February 29, 2024, the related statement of operations for the year ended
February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $35,924,000 which qualified as exempt-interest dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Tax-Free Short-Intermediate Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[193]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present), and Director of the FHLBanks Office of Finance; Chief Executive Officer, Bazemore Consulting LLC (2018
to 2021); Director, Chimera Investment Corporation (2017 to 2021);
Director, First Industrial Realty Trust (2020 to present); Director, Federal
Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[193]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[193]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[193]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[193]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[193]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President, EQR (2018 to present), Executive Vice President and Chief
Financial Officer, EQR (2007 to 2018), and Senior Vice President and
Treasurer, EQR (2005 to 2007); Member, Nareit Dividends Through
Diversity, Equity & Inclusion CEO Council, Treasurer of Nareit (2023),
and Chair, Nareit 2021 Audit and Investment Committee (2021); Advisory
Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016); Member, Economic Club of
Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director,
Aviv REIT, Inc. (2013 to 2015); Director, Real Estate Roundtable and
the 2022 Executive Board Nareit; Board of Directors and Chair of the
Finance Committee, Greater Chicago Food Depository
Kellye L. Walker
(1966)
2021
[193]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[193]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Australia, T. Rowe Price Hong Kong (Price
Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price
Singapore (Price Singapore); General Counsel, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive
Officer, President, and Secretary, T. Rowe Price Trust Company;
Principal Executive Officer and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[193]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Tax-Free Short-Intermediate
Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Jean-Marc Corredor (1976)
Vice President
Vice President, Price International, Price Investment
Management, T. Rowe Price Investment Services,
Inc., T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Name (Year of Birth)
Position Held With Tax-Free Short-Intermediate
Fund  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
John Leard, CFA (1985)
Vice President
Assistant Vice President, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F56-050 4/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,158	$30,755
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,180,000 and $1,454,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 18, 2024